Property, Plant and Equipment - Assets and Liabilities Held for Sale (Details) - Iron Oxide Business - Discontinued Operations, Held-for-sale $ in Millions	Dec. 31, 2022 USD ($)
PROPERTY, PLANT AND EQUIPMENT
Accounts receivable, net	$ 31
Accounts receivable from affiliates	1
Inventories	121
Prepaid expenses	2
Other current assets	8
Property, plant and equipment, net	104
Operating lease right-of-use assets	39
Intangible assets, net	1
Deferred income taxes	2
Loss recognized on held for sale classification	(111)
Total Assets Held for Sale	198
Accounts payable	27
Accounts payable to affiliates	2
Accrued liabilities	15
Current operating lease liability	2
Noncurrent operating lease liability	38
Other noncurrent liabilities	10
Total Liabilities Held for Sale	$ 94